16. INVESTMENTS (Details 11) R$ in Millions	12 Months Ended
Dec. 31, 2020 BRL (R$) MWh
Disclosure of detailed information about investment property [line items]
Generation Capacity (MW) | MWh	32
Generation Capacity (MWp) | MWh	41.06
Net fair value of the identifiable assets and liabilities - Cemig Sim shareholding (49%)	R$ 80
Transaction price	73
Bargain purchase /Loss	R$ 7
Corinto [member]
Disclosure of detailed information about investment property [line items]
Generation Capacity (MW) | MWh	5
Generation Capacity (MWp) | MWh	5.28
Acquisition date	Aug. 19, 2020
Net fair value of the identifiable assets and liabilities - Cemig Sim shareholding (49%)	R$ 9
Transaction price	9
Bargain purchase /Loss
Manga [member]
Disclosure of detailed information about investment property [line items]
Generation Capacity (MW) | MWh	5
Generation Capacity (MWp) | MWh	6.34
Acquisition date	Sep. 30, 2020
Net fair value of the identifiable assets and liabilities - Cemig Sim shareholding (49%)	R$ 11
Transaction price	10
Bargain purchase /Loss	R$ 1
Bonfinopolis [member]
Disclosure of detailed information about investment property [line items]
Generation Capacity (MW) | MWh	2.5
Generation Capacity (MWp) | MWh	3.45
Acquisition date	Nov. 25, 2020
Net fair value of the identifiable assets and liabilities - Cemig Sim shareholding (49%)	R$ 6
Transaction price	6
Bargain purchase /Loss
Lagoa Grande [member]
Disclosure of detailed information about investment property [line items]
Generation Capacity (MW) | MWh	5
Generation Capacity (MWp) | MWh	7.33
Acquisition date	Nov. 25, 2020
Net fair value of the identifiable assets and liabilities - Cemig Sim shareholding (49%)	R$ 15
Transaction price	12
Bargain purchase /Loss	R$ 3
Lontra [member]
Disclosure of detailed information about investment property [line items]
Generation Capacity (MW) | MWh	5
Generation Capacity (MWp) | MWh	6.38
Acquisition date	Nov. 25, 2020
Net fair value of the identifiable assets and liabilities - Cemig Sim shareholding (49%)	R$ 17
Transaction price	14
Bargain purchase /Loss	R$ 3
Mato Verde [member]
Disclosure of detailed information about investment property [line items]
Generation Capacity (MW) | MWh	2.5
Generation Capacity (MWp) | MWh	3.23
Acquisition date	Nov. 25, 2020
Net fair value of the identifiable assets and liabilities - Cemig Sim shareholding (49%)	R$ 6
Transaction price	5
Bargain purchase /Loss	R$ 1
Mirabela [member]
Disclosure of detailed information about investment property [line items]
Generation Capacity (MW) | MWh	2
Generation Capacity (MWp) | MWh	2.59
Acquisition date	Nov. 25, 2020
Net fair value of the identifiable assets and liabilities - Cemig Sim shareholding (49%)	R$ 4
Transaction price	5
Bargain purchase /Loss	R$ (1)
Porteirinha [member]
Disclosure of detailed information about investment property [line items]
Generation Capacity (MW) | MWh	2.5
Generation Capacity (MWp) | MWh	3.23
Acquisition date	Nov. 25, 2020
Net fair value of the identifiable assets and liabilities - Cemig Sim shareholding (49%)	R$ 6
Transaction price	6
Bargain purchase /Loss
Porteirinha II [member]
Disclosure of detailed information about investment property [line items]
Generation Capacity (MW) | MWh	2.5
Generation Capacity (MWp) | MWh	3.23
Acquisition date	Nov. 25, 2020
Net fair value of the identifiable assets and liabilities - Cemig Sim shareholding (49%)	R$ 6
Transaction price	6
Bargain purchase /Loss